One Year Fee Waiver Or Expense Reimbursement [Member] N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PAYDEN & RYGEL INVESTMENT GROUP
Entity Central Index Key	0000885709
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Feb. 28, 2026